Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue:
Net product revenue	$ 16,151	$ 6,118	$ 19,069	$ 0	$ 0
Contract revenue	3,126	1,461	4,373	0	0
Total revenue	19,277	7,579	23,442	0	0
Operating expenses:
Cost of sales	8,850	5,302	12,846	0	0
Royalty expense	630	382	843	0	0
Research and development	17,406	11,389	28,643	21,438	33,910
Selling, general and administrative	27,940	25,422	51,270	14,102	11,820
Total operating expenses	54,826	42,495	93,602	35,540	45,730
Loss from operations	(35,549)	(34,916)	(70,160)	(35,540)	(45,730)
Other income (expense):
Interest income	19	3	5	10	696
Interest expense	(2,515)	(1,511)	(10,013)	(9,188)	(1,718)
Change in fair value of warrant liability	0	(13,020)	6,725	(755)	1,119
Other income (expense)	(103)	139	(111)	(416)	63
Total other income (expense)	(2,599)	(14,389)	(3,394)	(10,349)	160
Net loss before income taxes	(38,148)	(49,305)	(73,554)	(45,889)	(45,570)
Provision for income taxes	(13)	0	(10)	0	0
Net loss	$ (38,161)	$ (49,305)	$ (73,564)	$ (45,889)	$ (45,570)
Net loss per share, basic and diluted	$ (1.12)	$ (37.44)	$ (17.63)	$ (40.97)	$ (52.68)
Weighted average shares outstanding, basic and diluted	34,015	1,317	4,173	1,120	865